Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	586,950,664.96	29,466
Yield Supplement Overcollateralization Amount 03/31/20	30,513,908.35	0
Receivables Balance 03/31/20	617,464,573.31	29,466
Principal Payments	20,635,135.85	463
Defaulted Receivables	946,198.80	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	28,964,375.11	0
Pool Balance at 04/30/20	566,918,863.55	28,962

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.42%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,076,397.55	132
Past Due 61-90 days	1,200,454.95	58
Past Due 91-120 days	945,746.82	39
Past Due 121+ days	0.00	0
Total	5,222,599.32	229

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	249,149.54
Aggregate Net Losses/(Gains) - April 2020	697,049.26
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.35%
Prior Net Losses Ratio	0.79%
Second Prior Net Losses Ratio	0.87%
Third Prior Net Losses Ratio	1.05%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.90%

Overcollateralization Target Amount	6,519,566.93
Actual Overcollateralization	6,519,566.93
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.77%
Weighted Average Remaining Term	48.59

Flow of Funds	$ Amount
Collections	24,780,136.37
Investment Earnings on Cash Accounts	894.12
Servicing Fee(1)	0.00
Transfer to Collection Account	0.00
Available Funds	24,781,030.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,426,024.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,281,868.76
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,519,566.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	0.00
(12) Collection Account Redeposits	3,407,311.63

Total Distributions of Available Funds	24,781,030.49

Servicing Fee	0.00
Unpaid Servicing Fee	1,049,355.61
Change in amount of the unpaid servicing fee from the prior period	514,553.81

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/20	580,200,732.31
Principal Paid	19,801,435.69
Note Balance @ 05/15/20	560,399,296.62

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2a
Note Balance @ 04/15/20	87,047,387.26
Principal Paid	16,265,465.03
Note Balance @ 05/15/20	70,781,922.23
Note Factor @ 05/15/20	21.9819634%

Class A-2b
Note Balance @ 04/15/20	18,923,345.05
Principal Paid	3,535,970.66
Note Balance @ 05/15/20	15,387,374.39
Note Factor @ 05/15/20	21.9819634%

Class A-3
Note Balance @ 04/15/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	351,000,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-4
Note Balance @ 04/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	76,260,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	31,320,000.00
Note Factor @ 05/15/20	100.0000000%

Class C
Note Balance @ 04/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	15,650,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,572,283.17
Total Principal Paid	19,801,435.69
Total Paid	21,373,718.86

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	218,343.86
Principal Paid	16,265,465.03
Total Paid to A-2a Holders	16,483,808.89

Class A-2b
One-Month Libor	0.81400%
Coupon	0.95400%
Interest Paid	15,044.06
Principal Paid	3,535,970.66
Total Paid to A-2b Holders	3,551,014.72

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5100248
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0173503
Total Distribution Amount	20.5273751

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6780865
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.5138666
Total A-2a Distribution Amount	51.1919531

A-2b Interest Distribution Amount	0.2149151
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.5138666
Total A-2b Distribution Amount	50.7287817

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	670.75
Noteholders' Principal Distributable Amount	329.25

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	2,609,619.51
Investment Earnings	427.95
Investment Earnings Paid	(427.95)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.